Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 13, 2024	Jul. 26, 2025	Jul. 26, 2025	Jul. 27, 2024	Jul. 29, 2023	Jul. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS PERFORMANCE
As required by Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance.

Year	Summary Compensation Table Total for PEO (Robert Sumas)(1) ($)	Compensation Actually Paid to PEO (Robert Sumas)(2) ($)	Summary Compensation Table Total for PEO (John J. Sumas)(3) ($)	Compensation Actually Paid to PEO (John J. Sumas)(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(4) ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5) ($)	GAAP Net Income (Loss)(6)($ in Millions)
2025	$876,261	$972,788	$1,528,607	$1,694,487	$1,541,794	$1,637,073	$186.06	$56.4
2024	1,406,211	1,601,724			1,296,414	1,421,465	153.57	50.5
2023	1,930,459	1,975,907			1,798,659	1,844,107	112.93	49.7
2022	1,228,342	1,252,210			1,100,997	1,124,865	104.59	26.8

(1)
Represents the total compensation for Mr. Robert Sumas, our Chief Executive Officer, or “PEO” in 2022, 2023, 2024 and 2025. Mr. Sumas stepped down as Chief Executive Officer effective December 13, 2024.

(2)
Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

(3)	Represents the total compensation for Mr. John J. Sumas, our Chief Executive Officer, or “PEO” for 2025. Mr. Sumas was appointed as Chief Executive Officer effective December 13, 2024.
(4)
Represents the average total compensation for Messrs. John P. Sumas and Nicholas J. Sumas II, our non-PEO Named Executive Officers, or “NEOs”, from the Summary Compensation Table for 2025, Messrs. William Sumas, John P. Sumas, John J. Sumas and Nicholas J. Sumas II, for 2024 and Messrs. William Sumas and John P. Sumas 2023 and 2022.

(5)	Total Shareholder Return, or TSR, for each fiscal year is based on a $100 common equity investment at the close of July 31, 2021, measuring through and including the end of the applicable year.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs.

	PEO John J. Sumas	PEO Robert Sumas
	2025 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,528,607	$876,261	$1,406,211	$1,930,459	$1,228,342
Deduct: Stock and Option Awards	—	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(69,353)	(18,727)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	—	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	139,880	139,880	188,240	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	—	—	—	9,828	—
Add (Deduct): Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	26,000	26,000	26,000	24,700	23,400
Compensation Actually Paid	$1,694,487	$972,788	$1,601,724	$1,975,907	$1,252,210

The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs.

	Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,541,794	$1,296,414	$1,798,659	$1,100,997
Deduct: Stock and Option Awards	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	(70,601)	(65,529)	—	—
Equity Award Adjustments
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	139,880	141,180	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	—	23,400	9,828	—
Add (Deduct): Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	26,000	26,000	24,700	23,400
Compensation Actually Paid	$1,637,073	$1,421,465	$1,844,107	$1,124,865

Named Executive Officers, Footnote
(1)
Represents the total compensation for Mr. Robert Sumas, our Chief Executive Officer, or “PEO” in 2022, 2023, 2024 and 2025. Mr. Sumas stepped down as Chief Executive Officer effective December 13, 2024.

(3)	Represents the total compensation for Mr. John J. Sumas, our Chief Executive Officer, or “PEO” for 2025. Mr. Sumas was appointed as Chief Executive Officer effective December 13, 2024.
(4)
Represents the average total compensation for Messrs. John P. Sumas and Nicholas J. Sumas II, our non-PEO Named Executive Officers, or “NEOs”, from the Summary Compensation Table for 2025, Messrs. William Sumas, John P. Sumas, John J. Sumas and Nicholas J. Sumas II, for 2024 and Messrs. William Sumas and John P. Sumas 2023 and 2022.

Adjustment To PEO Compensation, Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs.

	PEO John J. Sumas	PEO Robert Sumas
	2025 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,528,607	$876,261	$1,406,211	$1,930,459	$1,228,342
Deduct: Stock and Option Awards	—	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	—	(69,353)	(18,727)	—	—
Equity Award Adjustments:
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	—	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	139,880	139,880	188,240	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	—	—	—	9,828	—
Add (Deduct): Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	26,000	26,000	26,000	24,700	23,400
Compensation Actually Paid	$1,694,487	$972,788	$1,601,724	$1,975,907	$1,252,210

Non-PEO NEO Average Total Compensation Amount			$ 1,541,794	$ 1,296,414	$ 1,798,659	$ 1,100,997
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,637,073	1,421,465	1,844,107	1,124,865
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023 and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The adjustments to the values reported in the Summary Compensation table are set forth below in the Reconciliation of Summary Compensation Totals and Compensation Actually Paid.

The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs.

	Average Non-PEO NEOs
	2025 ($)	2024 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total	$1,541,794	$1,296,414	$1,798,659	$1,100,997
Deduct: Stock and Option Awards	—	—	(595,400)	—
Deduct: Change in Pension Value and Nonqualified Deferred Compensation Earnings	(70,601)	(65,529)	—	—
Equity Award Adjustments
Add (Deduct): Year-End Fair Value of Equity Awards Granted in the Year	—	—	606,320	—
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	139,880	141,180	—	468
Add (Deduct): Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	—	23,400	9,828	—
Add (Deduct): Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	26,000	26,000	24,700	23,400
Compensation Actually Paid	$1,637,073	$1,421,465	$1,844,107	$1,124,865

Compensation Actually Paid vs. Total Shareholder Return			The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to Village Super Market’s TSR.
Compensation Actually Paid vs. Net Income			The table below shows the relationship between the compensation actually paid to the PEO and Average non-PEO NEOs relative to net income.
Total Shareholder Return Amount			$ 186.06	153.57	112.93	104.59
Net Income (Loss)			56,400,000	$ 50,500,000	$ 49,700,000	$ 26,800,000
PEO Name	Mr. Robert Sumas	Mr. John J. Sumas		Mr. Robert Sumas	Mr. Robert Sumas	Mr. Robert Sumas
Robert Sumas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			876,261	$ 1,406,211	$ 1,930,459	$ 1,228,342
PEO Actually Paid Compensation Amount			972,788	1,601,724	1,975,907	1,252,210
John J. Sumas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,528,607
PEO Actually Paid Compensation Amount			1,694,487
PEO | Robert Sumas [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,353)	(18,727)	0	0
PEO | Robert Sumas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(595,400)	0
PEO | Robert Sumas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	606,320	0
PEO | Robert Sumas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			139,880	188,240	0	468
PEO | Robert Sumas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	9,828	0
PEO | Robert Sumas [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,000	26,000	24,700	23,400
PEO | John J. Sumas [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John J. Sumas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John J. Sumas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John J. Sumas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			139,880
PEO | John J. Sumas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John J. Sumas [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,000
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,601)	(65,529)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(595,400)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	606,320	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			139,880	141,180	0	468
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	23,400	9,828	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 26,000	$ 26,000	$ 24,700	$ 23,400